Expense Example - Goose Hollow Multi-Strategy Income ETF [Member]	Jul. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,263